(WFA Large Cap Stock Funds - Class R6) | (Wells Fargo Advantage Capital Growth Fund)
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - (Wells Fargo Advantage Capital Growth Fund)	Class R6
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses - (Wells Fargo Advantage Capital Growth Fund)	Class R6
Management Fees	0.70%
Distribution (12b-1) Fees	none
Other Expenses	0.09%
Total Annual Fund Operating Expenses	0.79%
Fee Waivers	(0.19%)
Total Annual Fund Operating Expenses After Fee Waiver	0.60%	[1]
[1]	The Manager has contractually committed through November 30, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (Wells Fargo Advantage Capital Growth Fund)	1 Year	3 Years	5 Years	10 Years
Class R6 | | USD ($)	61	233	420	960

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 114% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity securities of large-capitalization companies; and

  up to 25% of the Fund's total assets in equity securities of foreign issuers through ADRs and similar investments.

We invest principally in equity securities of large-capitalization companies that we believe offer the potential for capital growth. We define large-capitalization companies as those with market capitalizations within the range of the Russell 1000® Index at the time of purchase. The market capitalization range of the Russell 1000® Index was approximately $503.4 million to $666.2 billion, as of October 31, 2015, and is expected to change frequently. We may also invest in equity securities of foreign issuers through ADRs and similar investments.

We seek to identify companies that have the prospect for improving sales and earnings growth rates, that enjoy a competitive advantage (for example, dominant market share) and that we believe have effective management with a history of making investments that are in the best interests of shareholders (for example, companies with a history of earnings and sales growth that are in excess of total asset growth). We pay particular attention to balance sheet metrics such as changes in working capital, property, plant and equipment growth, inventory levels, accounts receivable, and acquisitions. We also look at how management teams allocate capital in order to drive future cash flow. Price objectives are determined based on industry specific valuation methodologies, including relative price-to-earnings multiples, price-to-book value, operating profit margin trends, enterprise value to EBITDA (Earnings Before Interest, Taxes, Depreciation and Amortization) and free cash flow yield. In addition to meeting with management, we take a surround the company approach by surveying a company's vendors, distributors, competitors and customers to obtain multiple perspectives that help us make better investment decisions. Portfolio holdings are continuously monitored for changes in fundamentals. The team seeks a favorable risk/reward relationship to fair valuation, which we define as the value of the company (i.e., our price target for the stock) relative to where the stock is currently trading. We may invest in any sector, and at times we may emphasize one or more particular sectors. We may choose to sell a holding when it no longer offers favorable growth prospects, or reaches our target price, or to take advantage of a better investment opportunity.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Investment Style Risk. Securities of a particular investment style, such as a growth style or value style, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Website at wellsfargofunds.com.

Highest Quarter: 1st Quarter 2012	+18.60%
Lowest Quarter: 4th Quarter 2008	-26.50%
Year-to-date total return as of 9/30/2015 is -5.83%

Average Annual Total Returns for the periods ended 12/31/2014
Average Annual Total Returns - (Wells Fargo Advantage Capital Growth Fund) -	Inception Date of Share Class	1 Year	5 Years	10 Years
Class R6	Nov. 30, 2012	7.97%	14.15%	7.03%
Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes)		13.05%	15.81%	8.49%

(WFA Large Cap Stock Funds - Class R6) | (Wells Fargo Advantage Disciplined U.S. Core Fund)
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - (Wells Fargo Advantage Disciplined U.S. Core Fund)	Class R6
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses - (Wells Fargo Advantage Disciplined U.S. Core Fund)	Class R6
Management Fees	0.35%
Distribution (12b-1) Fees	none
Other Expenses	0.06%
Total Annual Fund Operating Expenses	0.41%
Fee Waivers	none
Total Annual Fund Operating Expenses After Fee Waiver	0.41%	[1]
[1]	The Manager has contractually committed through November 30, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.43% for Class R6. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (Wells Fargo Advantage Disciplined U.S. Core Fund)	1 Year	3 Years	5 Years	10 Years
Class R6 | | USD ($)	42	132	230	518

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 53% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in equity securities of U.S. large-capitalization companies.

We invest principally in equity securities of large-capitalization companies, which we define as companies with market capitalizations within the range of the S&P 500® Index at the time of purchase. The market capitalization range of the S&P 500® Index was approximately $1.5 billion to $666.2 billion, as of October 31, 2015 and is expected to change frequently. Furthermore, we may use futures to manage risk or to enhance return.

We employ a risk controlled investment approach in seeking to construct a broadly diversified portfolio of companies with characteristics similar to the S&P 500® Index and a superior valuation and earnings profile. Our research, which utilizes a combination of quantitative methods and fundamental analysis, identifies companies based on valuation, earnings and trading momentum characteristics that give a comprehensive view of each company's relative valuation, operational and financial performance, and stock price behavior. Our approach seeks to achieve positive excess returns relative to the S&P 500® Index (which may include both value and growth stocks) by using stock selection to take controlled active risks in a portfolio that is similar to the benchmark. We regularly review the investments of the portfolio and may sell a portfolio holding when, among other reasons, we believe there is deterioration in the underlying fundamentals of the business, or we have identified a more attractive investment opportunity.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes and there may at times not be a liquid secondary market for certain futures contracts.

Investment Style Risk. Securities of a particular investment style, such as a growth style or value style, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Website at wellsfargofunds.com.

Highest Quarter: 3rd Quarter 2009	+14.98%
Lowest Quarter: 4th Quarter 2008	-20.66%
Year-to-date total return as of 9/30/2015 is -3.78%

Average Annual Total Returns for the periods ended 12/31/2014
Average Annual Total Returns - (Wells Fargo Advantage Disciplined U.S. Core Fund) -		Inception Date of Share Class	1 Year	5 Years	10 Years
Class R6	[1]	Sep. 30, 2015	15.69%	15.91%	8.37%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)			13.69%	15.45%	7.67%
[1]	Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and is not adjusted to reflect Class R6 expenses. If these expenses had been included, returns for Class R6 would be higher. The Institutional Class annual returns are substantially similar to what the Class R6 annual returns would be because the Institutional Class and Class R6 shares are invested in the same portfolio and their returns differ only to the extent that they do not have the same expenses.

(WFA Large Cap Stock Funds - Class R6) | (Wells Fargo Advantage Growth Fund)
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - (Wells Fargo Advantage Growth Fund)	Class R6
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses - (Wells Fargo Advantage Growth Fund)	Class R6
Management Fees	0.66%
Distribution (12b-1) Fees	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.70%
Fee Waivers	none
Total Annual Fund Operating Expenses After Fee Waiver	0.70%	[1]
[1]	The Manager has contractually committed through November 30, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (Wells Fargo Advantage Growth Fund)	1 Year	3 Years	5 Years	10 Years
Class R6 | | USD ($)	72	224	390	871

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 35% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity securities; and

  up to 25% of the Fund's total assets in equity securities of foreign issuers through ADRs and similar investments.

We invest principally in equity securities of companies that we believe have prospects for robust and sustainable growth of revenues and earnings. We may invest in the equity securities of companies of any market capitalization. We may also invest in equity securities of foreign issuers through ADRs and similar investments.

We focus on companies that dominate their market, are establishing new markets or are undergoing dynamic change. We believe earnings and revenue growth relative to expectations are critical factors in determining stock price movements. Thus, our investment process is centered around finding companies with under-appreciated prospects for robust and sustainable growth in earnings and revenue. To find that growth, we use bottom-up research, emphasizing companies whose management teams have a history of successfully executing their strategy and whose business models have sufficient profit potential. We forecast revenue and earnings revision opportunities, along with other key financial metrics to assess investment potential. We then combine that company-specific analysis with our assessment of secular and timeliness trends to form a buy/sell decision about a particular stock. We may invest in any sector, and at times we may emphasize one or more particular sectors. We sell a company's securities when we see deterioration in fundamentals that leads us to become suspicious of a company's prospective growth profile or the profitability potential of its business model, as this often leads to lower valuation potential. We may also sell or trim a position when we need to raise money to fund the purchase of a better investment opportunity or when valuation is extended beyond our expectations.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Investment Style Risk. Securities of a particular investment style, such as a growth style or value style, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Website at wellsfargofunds.com.

Highest Quarter: 1st Quarter 2012	+19.50%
Lowest Quarter: 4th Quarter 2008	-22.87%
Year-to-date total return as of 9/30/2015 is -3.34%

Average Annual Total Returns for the periods ended 12/31/2014
Average Annual Total Returns - (Wells Fargo Advantage Growth Fund) -		Inception Date of Share Class	1 Year	5 Years	10 Years
Class R6	[1]	Sep. 30, 2015	4.12%	17.53%	11.75%
Russell 3000® Growth Index (reflects no deduction for fees, expenses, or taxes)			12.44%	15.89%	8.50%
[1]	Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and is not adjusted to reflect Class R6 expenses. If these expenses had been included, returns for Class R6 would be higher. The Institutional Class annual returns are substantially similar to what the Class R6 annual returns would be because the Institutional Class and Class R6 shares are invested in the same portfolio and their returns differ only to the extent that they do not have the same expenses.

(WFA Large Cap Stock Funds - Class R6) | (Wells Fargo Advantage Intrinsic Value Fund)
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - (Wells Fargo Advantage Intrinsic Value Fund)	Class R6
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses - (Wells Fargo Advantage Intrinsic Value Fund)	Class R6
Management Fees	0.68%
Distribution (12b-1) Fees	none
Other Expenses	0.06%
Total Annual Fund Operating Expenses	0.74%
Fee Waivers	(0.09%)
Total Annual Fund Operating Expenses After Fee Waiver	0.65%	[1]
[1]	The Manager has contractually committed through November 30, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (Wells Fargo Advantage Intrinsic Value Fund)	1 Year	3 Years	5 Years	10 Years
Class R6 | | USD ($)	66	227	403	910

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 29% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity securities of large-capitalization companies; and

  up to 20% of the Fund's total assets in equity securities of foreign issuers, through ADRs and similar investments

We invest principally in equity securities of approximately 30 to 50 large-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 1000® Index at the time of purchase. The market capitalization range of the Russell 1000® Index was approximately $503.4 million to $666.2 billion, as of October 31, 2015, and is expected to change frequently. We may also invest in equity securities of foreign issuers through ADRs and similar investments.

We utilize a long-term focus that is intended to take advantage of investment opportunities presented by what we believe are short-term price anomalies in high-quality stocks. We seek to identify companies with established operating histories, financial strength and management expertise, among other factors. We seek stocks that are trading at a discount to what we believe are their intrinsic values. Fundamental research is performed to identify securities for the portfolio with one or more catalysts present that we believe will unlock the intrinsic value of the securities. These catalysts may include productive use of strong free cash flow, productivity gains, positive change in management or control, innovative or competitively superior products, increasing shareholder focus, or resolution of ancillary problems or misperceptions. We may sell a holding if the value potential is realized, if warning signs emerge of beginning fundamental deterioration or if the valuation is no longer compelling relative to other investment opportunities.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Focused Portfolio Risk. Changes in the value of a small number of issuers are likely to have a larger impact on a Fund's net asset value than if the Fund held a greater number of issuers.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Investment Style Risk. Securities of a particular investment style, such as a growth style or value style, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Website at wellsfargofunds.com.

Highest Quarter: 2nd Quarter 2009	+18.22%
Lowest Quarter: 4th Quarter 2008	-20.20%
Year-to-date total return as of 9/30/2015 is -5.57%

Average Annual Total Returns for the periods ended 12/31/2014
Average Annual Total Returns - (Wells Fargo Advantage Intrinsic Value Fund) -	Inception Date of Share Class	1 Year	5 Years	Since Inception [1]
Class R6	Nov. 30, 2012	10.42%	14.81%	8.72%
Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes)		13.45%	15.42%	6.77%
[1]	Performance Since 8/1/2006

(WFA Large Cap Stock Funds - Class R6) | (Wells Fargo Advantage Large Cap Core Fund)
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - (Wells Fargo Advantage Large Cap Core Fund)	Class R6
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses - (Wells Fargo Advantage Large Cap Core Fund)	Class R6
Management Fees	0.70%
Distribution (12b-1) Fees	none
Other Expenses	0.08%
Total Annual Fund Operating Expenses	0.78%
Fee Waivers	(0.10%)
Total Annual Fund Operating Expenses After Fee Waiver	0.68%	[1]
[1]	The Manager has contractually committed through November 30, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (Wells Fargo Advantage Large Cap Core Fund)	1 Year	3 Years	5 Years	10 Years
Class R6 | | USD ($)	69	239	423	957

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 44% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in equity securities of large-capitalization companies; and

  up to 10% of the Fund's total assets in equity securities of foreign issuers, including ADRs and similar investments.

We invest principally in equity securities of large-capitalization companies, which we define as companies with market capitalizations within the range of the S&P 500® Index at the time of purchase. The market capitalization range of the S&P 500® Index was approximately $1.5 billion to $666.2 billion, as of October 31, 2015, and is expected to change frequently. We may also invest in equity securities of foreign issuers including ADRs and similar investments. Generally, we avoid investments in issuers for which the primary industry classification is alcohol, gaming or tobacco.

We utilize a combination of quantitative methods and fundamental analysis to select a core portfolio of large-capitalization companies that we believe are relatively undervalued and exhibit the likelihood to meet or exceed future earnings expectations. Our quantitative analysis is based on a proprietary total composite model that considers valuation, earnings and trading momentum characteristics to rank securities. Stocks that are attractively ranked by the total composite model are candidates for purchase. Such candidates undergo further qualitative analysis, which may include an evaluation of a company's management strength, products and/or services, competition and risk profile. This disciplined process leads to a focused, target portfolio of approximately 50 securities that are diversified among major economic sectors.

In general, a stock may be sold if it has declining earnings expectations or a significantly overvalued stock price, as indicated by lower rankings within the total composite model. Upon the sale of any security, we seek to invest the proceeds in the most attractive security, in light of all relevant considerations, in which the Fund may invest in accordance with the Fund's investment restrictions.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Focused Portfolio Risk. Changes in the value of a small number of issuers are likely to have a larger impact on a Fund's net asset value than if the Fund held a greater number of issuers.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Investment Style Risk. Securities of a particular investment style, such as a growth style or value style, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Website at wellsfargofunds.com.

Highest Quarter: 1st Quarter 2012	+15.26%
Lowest Quarter: 4th Quarter 2008	-19.56%
Year-to-date total return as of 9/30/2015 is -4.43%

Average Annual Total Returns for the periods ended 12/31/2014
Average Annual Total Returns - (Wells Fargo Advantage Large Cap Core Fund) -		Inception Date of Share Class	1 Year	5 Years	Since Inception [2]
Class R6	[1]	Sep. 30, 2015	14.97%	16.24%	7.47%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)			13.69%	15.45%	7.67%
[1]	Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and is not adjusted to reflect Class R6 expenses. If these expenses had been included, returns for Class R6 would be higher. The Institutional Class annual returns are substantially similar to what the Class R6 annual returns would be because the Institutional Class and Class R6 shares are invested in the same portfolio and their returns differ only to the extent that they do not have the same expenses.
[2]	Performance Since 12/17/2007

(WFA Large Cap Stock Funds - Class R6) | (Wells Fargo Advantage Large Cap Growth Fund)
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - (Wells Fargo Advantage Large Cap Growth Fund)	Class R6
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses - (Wells Fargo Advantage Large Cap Growth Fund)	Class R6
Management Fees	0.67%
Distribution (12b-1) Fees	none
Other Expenses	0.05%
Total Annual Fund Operating Expenses	0.72%
Fee Waivers	(0.07%)
Total Annual Fund Operating Expenses After Fee Waiver	0.65%	[1]
[1]	The Manager has contractually committed through November 30, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (Wells Fargo Advantage Large Cap Growth Fund)	1 Year	3 Years	5 Years	10 Years
Class R6 | | USD ($)	66	223	394	888

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 26% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in equity securities of large-capitalization companies; and

  up to 25% of the Fund's total assets in equity securities of foreign issuers, through ADRs and similar investments.

We invest principally in equity securities of large-capitalization companies that we believe have prospects for robust and sustainable growth of revenues and earnings. We define large-capitalization companies as those with market capitalizations within the range of the Russell 1000® Index at the time of purchase. The market capitalization range of the Russell 1000® Index was approximately $503.4 million to $666.2 billion, as of October 31, 2015, and is expected to change frequently. We may also invest in equity securities of foreign issuers, through ADRs and similar investments.

We focus on companies that dominate their market, are establishing new markets or are undergoing dynamic change. We believe earnings and revenue growth relative to expectations are critical factors in determining stock price movements. Thus, our investment process is centered around finding companies with under-appreciated prospects for robust and sustainable growth in earnings and revenue. To find that growth, we use bottom-up research, emphasizing companies whose management teams have a history of successfully executing their strategy and whose business models have sufficient profit potential. We forecast revenue and earnings revision opportunities, along with other key financial metrics to assess investment potential. We then combine that company-specific analysis with our assessment of secular and timeliness trends to form a buy/sell decision about a particular stock. We may invest in any sector, and at times we may emphasize one or more particular sectors. We sell a company's securities when we see deterioration in fundamentals that leads us to become suspicious of a company's prospective growth profile or the profitability potential of its business model, as this often leads to lower valuation potential. We may also sell or trim a position when we need to raise money to fund the purchase of a better investment opportunity or when valuation is extended beyond our expectations.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Investment Style Risk. Securities of a particular investment style, such as a growth style or value style, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Website at wellsfargofunds.com.

Highest Quarter: 1st Quarter 2012	+18.08%
Lowest Quarter: 4th Quarter 2008	-22.21%
Year-to-date total return as of 9/30/2015 is -1.58%

Average Annual Total Returns for the periods ended 12/31/2014
Average Annual Total Returns - (Wells Fargo Advantage Large Cap Growth Fund) -	Inception Date of Share Class	1 Year	5 Years	10 Years
Class R6	Nov. 30, 2012	9.95%	15.19%	8.40%
Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes)		13.05%	15.81%	8.49%

(WFA Large Cap Stock Funds - Class R6) | (Wells Fargo Advantage Premier Large Company Growth Fund)
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - (Wells Fargo Advantage Premier Large Company Growth Fund)	Class R6
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses - (Wells Fargo Advantage Premier Large Company Growth Fund)	Class R6
Management Fees	0.63%
Distribution (12b-1) Fees	none
Other Expenses	0.05%
Total Annual Fund Operating Expenses	0.68%
Fee Waivers	(0.03%)
Total Annual Fund Operating Expenses After Fee Waiver	0.65%	[1]
[1]	The Manager has contractually committed through November 30, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (Wells Fargo Advantage Premier Large Company Growth Fund)	1 Year	3 Years	5 Years	10 Years
Class R6 | | USD ($)	66	215	376	844

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 44% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in equity securities of large-capitalization companies; and

  up to 20% of the Fund's total assets in equity securities of foreign issuers, including ADRs and similar investments.

We invest principally in equity securities of large-capitalization companies, which we define as securities of companies with market capitalizations within the range of the Russell 1000® Index at the time of purchase. The market capitalization range of the Russell 1000® Index was approximately $503.4 million to $666.2 billion, as of October 31, 2015 and is expected to change frequently. We may also invest in equity securities of foreign issuers including ADRs and similar investments.

We focus on companies that dominate their market, are establishing new markets or are undergoing dynamic change. We believe earnings and revenue growth relative to expectations are critical factors in determining stock price movements. Thus, our investment process is centered around finding companies with under-appreciated prospects for robust and sustainable growth in earnings and revenue. To find that growth, we use bottom-up research, emphasizing companies whose management teams have a history of successfully executing their strategy and whose business models have sufficient profit potential. We forecast revenue and earnings revision opportunities, along with other key financial metrics to assess investment potential. We then combine that company-specific analysis with our assessment of secular and timeliness trends to form a buy/sell decision about a particular stock. We may invest in any sector, and at times we may emphasize one or more particular sectors. We sell a company's securities when we see deterioration in fundamentals that leads us to become suspicious of a company's prospective growth profile or the profitability potential of its business model, as this often leads to lower valuation potential. We may also sell or trim a position when we need to raise money to fund the purchase of a better investment opportunity or when valuation is extended beyond our expectations.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Investment Style Risk. Securities of a particular investment style, such as a growth style or value style, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Website at wellsfargofunds.com.

Highest Quarter: 1st Quarter 2012	+18.62%
Lowest Quarter: 4th Quarter 2008	-18.87%
Year-to-date total return as of 9/30/2015 is -3.08%

Average Annual Total Returns for the periods ended 12/31/2014
Average Annual Total Returns - (Wells Fargo Advantage Premier Large Company Growth Fund) -	Inception Date of Share Class	1 Year	5 Years	10 Years
Class R6	Nov. 30, 2012	8.99%	15.12%	9.94%
Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes)		13.05%	15.81%	8.49%

[1]	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.